Form N-1A Supplement	Aug. 13, 2025
Nicholas Crypto Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus
dated June 10, 2025, and
the Summary Prospectus
dated June 11, 2025

Effectively immediately, the disclosure titled “Distribution Risk” is deleted and replaced with the following: